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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-21108

                        Pioneer Fundamental Growth Fund
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  March 31


Date of reporting period:  April 1, 2008 through September 30, 2008


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.


ITEM 1. REPORTS TO SHAREOWNERS.


Pioneer Fundamental
Growth Fund
--------------------------------------------------------------------------------
Semiannual Report | September 30, 2008
--------------------------------------------------------------------------------

Ticker Symbols:
Class A   PIGFX
Class B   FUNBX
Class C   FUNCX

[Logo]PIONEER
      Investments(R)
                        visit us: pioneerinvestments.com

Table of Contents

Letter to Shareowners                                                         2

Portfolio Management Discussion                                               4

Portfolio Summary                                                             7

Prices and Distributions                                                      8

Performance Update                                                            9

Comparing Ongoing Fund Expenses                                              12

Schedule of Investments                                                      14

Financial Statements                                                         20

Notes to Financial Statements                                                27

Approval of Investment Advisory Agreement                                    34

Trustees, Officers and Service Providers                                     38

              Pioneer Fundamental Growth Fund | Semiannual Report | 9/30/08    1

President's Letter

Dear Shareowner,

Stock and bond markets around the globe this year have experienced one of their most tumultuous periods in history. Investors have witnessed volatility of a magnitude that many have never before seen. Distance often provides the best vantage point for perspective. Still, we believe that the benefits of basic investment principles that have stood the test of time -- even in the midst of market turmoil -- cannot be underestimated.

First, invest for the long term. The founder of Pioneer Investments, Philip L. Carret, began his investment career during the 1920's. One lesson he learned is that while great prosperity affords an advantageous time for selling stocks, extreme economic slumps can create opportunities for purchase. Indeed, many of our portfolio managers, who follow the value-conscious investing approach of our founder, are looking at recent market conditions as an opportunity to buy companies whose shares we believe have been unjustifiably beaten down by indiscriminate selling, but that we have identified as having strong prospects over time. While investors may be facing a sustained market downturn, we continue to believe that patience, along with staying invested in the market, are important considerations for long-term investors.

A second principle is to stay diversified across different types of investments. The global scope of the current market weakness poses challenges for this basic investment axiom. But the turbulence makes now a good time to reassess your portfolio and make sure that your investments continue to meet your needs. We believe you should work closely with your financial advisor to find the mix of stocks, bonds and money market assets that is best aligned to your particular risk tolerance and investment objective.

As the investment markets sort through the continuing crisis in the financial industry, we are staying focused on the fundamentals and risk management. With more than 80 years of experience behind us, we have learned how to navigate turbulent markets. At Pioneer Investments, risk management has always been a critical part of our culture -- not just during periods of extraordinary volatility. Our investment process is based on fundamental research, quantitative analysis and active portfolio management. This three-pillared process, which we apply to each of our portfolios, is supported by an integrated team approach and is designed to carefully balance risk and reward. While we


2    Pioneer Fundamental Growth Fund | Semiannual Report | 9/30/08
see potential chances for making money in many corners of the market, it takes research and experience to separate solid investment opportunities from speculation.

We invite you to learn more about Pioneer and our time-tested approach to investing by consulting with your financial advisor or visiting us online at www.pioneerinvestments.com. Thank you for investing with Pioneer.

Respectfully,

/s/ Daniel K. Kingsbury

Daniel K. Kingsbury
President and CEO
Pioneer Investment Management USA, Inc.


Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.


              Pioneer Fundamental Growth Fund | Semiannual Report | 9/30/08    3

Portfolio Management Discussion | 9/30/08

Domestic stock prices generally fell amid growing investor unease about the spreading effects of problems in credit markets during the six months ended September 30, 2008. In the following interview, portfolio managers Timothy Mulrenan and Andrew Acheson discuss the factors that affected the performance of Pioneer Fundamental Growth Fund during the six-month period ended September 30, 2008.

Q    How did the Fund perform during the six months ended September 30, 2008?

A Pioneer Fundamental Growth Fund Class A shares returned -8.92% at net asset value for the period, while the Fund's benchmark, the Russell 1000 Growth Index (the Russell Index), returned -11.23% over the same six-month period. The Fund's conservative positioning during the six months helped it outperform both the Russell Index and the average return of -12.67% for the 810 mutual funds in Lipper's Large Cap Growth category.

Q What were the principal factors that affected the Fund's performance over the six months ended September 30, 2008?

A We are never happy with negative results, but we had anticipated that we were entering a very challenging environment because of the credit crisis in the financial system. As a result, we positioned the Fund cautiously for a difficult market environment, emphasizing investments in corporations with stable balance sheets, relatively little debt and histories of producing consistent earnings growth over longer periods of time. We tried to avoid investing in companies that were very credit-sensitive, especially banks and brokers, and we also de-emphasized corporations whose earnings were closely linked to movements in the business cycle. We de-emphasized the Fund's energy sector allocation, which was the worst-performing market sector during the six months ended September 30, as oil and natural gas prices started retreating from their all-time highs. Meanwhile, we overweighted the Fund in health care, which was the best-performing sector in the market. We also attempted to take advantage of weakness in the stock market to establish new investments for the Fund in highly profitable corporations with durable businesses. For example, we initiated positions for the Fund in Google, the leader in Internet search and advertising; MasterCard, the credit and debit card company; and Oracle, a major provider of enterprise-wide software systems for large organizations. In adding these investments to the Fund, we recognized that no corporations were immune from the market turmoil. However, we wanted to initiate investments for the Fund in companies we believed had superior business


4 Pioneer Fundamental Growth Fund | Semiannual Report | 9/30/08 prospects for the long run. We focused the Fund on higher-quality companies led by successful management teams, with superior returns on capital, and with the ability to generate healthy cash flows that would allow them to invest in their businesses without being dependent on borrowing money in the credit markets.

Q What were some of the investments that helped the Fund outperform its benchmark and the Lipper funds average over the six-month period ended September 30?

A Despite the turmoil in the overall market, several health care stocks held up well, including Thoratec, Medtronic and Thermo Fisher Scientific. Thoratec has established itself as a leading producer of artificial heart pumps for cardiac patients. Its share price rose by more than 80% during the period following the Food and Drug Administration's (FDA) approval of a new product for patients with late-stage heart disease. The Fund had a small position in Thoratec, but a larger position in Medtronic, whose valuation stabilized during the period in an otherwise down market, as the company continued to deliver good earnings results on sales of its medical devices. The company, which is under new management, also embarked on a share repurchase program and increased its stock dividend, pleasing company shareholders. Meanwhile, Thermo Fisher Scientific, a producer of scientific equipment, benefited from strong cash flow generated by its diversified customer base of medical and scientific research laboratories. Outside the health care sector, one notable contributor to the Fund's performance during the period was Ross Stores. This discount retailer of branded apparel showed solid earnings results as the weakening economy encouraged cost-conscious consumers to look for lower prices. Slowing sales at department stores and major retailers, from which Ross Stores buys much of its inventory, also improved the company's position in price negotiations with those larger stores.

Q What were some of the investments that detracted from the Fund's performance over the six-month period ended September 30?

A Several holdings produced disappointing results over the six-month period. International Game Technology, the largest producer of gaming machines for casinos, fell victim to declines in business at many of the major casinos, as well as the difficulties that casinos experienced in getting credit financing for new equipment. We have retained the Fund's position in the company, however, because we think it has the opportunity to rebound in 2009, when the gambling industry moves to a new technology platform that will give casinos the ability to change the games being played at specific locations or terminals. Apparel retailer Abercrombie & Fitch also detracted from the Fund's results when its profits were affected by slowing sales at the same time the company was making new investments for future growth. The Fund's investment in Intercontinental Exchange, an electronic trading


              Pioneer Fundamental Growth Fund | Semiannual Report | 9/30/08    5
     platform for financial products, also held back results. The company's share price declined on expectations that weaker capital markets, especially in commodities, would lead to lower trading volumes. We believe that Intercontinental Exchange's longer-term outlook remains good, especially as it introduces new products to augment its traditional trading platforms. Also detracting from the Fund's return over the six-month period was a position in Corning, a global leader in producing glass panels for flat-panel television sets. An oversupply of inventory for flat-panel displays decreased the company's short-term results. However, we continue to believe that Corning is well positioned to benefit from the longer-term growth in sales as flat panel television sets become more affordable.

Q    What is your investment outlook?

A We expect that global economic growth will continue to be weak in the months ahead as the result of the fallout from the credit crisis. While the policies of the U.S. Treasury and the Federal Reserve Board, often acting in concert with other governments, may cushion the effects of this crisis, we do not anticipate a meaningful economic recovery until 2009. The key to any recovery will be a stabilization of housing values. A reduction in the inventories of unsold homes and a moderation in the rate of decline in housing prices will likely be catalysts to a recovery.

     While we foresee more volatility in equity prices in the near term, we think we already are seeing some very attractive values appear in the stocks of fundamentally sound companies. In this environment, we plan to continue to upgrade the Fund's overall portfolio with stocks of reasonably priced, long-term growth companies with superior earnings potential. If the credit crisis is resolved soon, the market could begin to rebound. Some very attractive companies currently are selling at extraordinarily low stock prices in relation to their profitability. However, if the credit crisis is not resolved soon, a further deterioration in stock values is possible.

Please refer to the Schedule of Investments on pages 14-19 for a full listing of Fund securities.

At times, the Fund's investments may represent industries or industry sectors that are interrelated or have common risks, making them more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors.

Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These opinions should not be relied upon for any other purposes.


6    Pioneer Fundamental Growth Fund | Semiannual Report | 9/30/08

Portfolio Summary | 9/30/08

Portfolio Diversification
--------------------------------------------------------------------------------
(As a percentage of total investment portfolio)

[The following data is represented by a pie chart in the printed material.]

U.S. Common Stocks                                                      96.0%
Depositary International Stocks                                          2.4%
Temporary Cash Investments                                               1.6%

Sector Distribution
--------------------------------------------------------------------------------
(As a percentage of equity holdings)

[The following data is represented by a pie chart in the printed material.]

Information Technology                                                  30.6%
Health Care                                                             23.9%
Consumer Staples                                                        12.8%
Industrials                                                              9.0%
Cunsumer Discretionary                                                   7.8%
Financials                                                               6.8%
Materials                                                                4.9%
Energy                                                                   4.2%

10 Largest Holdings
--------------------------------------------------------------------------------
(As a percentage of equity holdings)*


 1.    Cisco Systems, Inc.                                               4.51%
 2.    Microsoft Corp.                                                   4.24
 3.    Thermo Fisher Scientific, Inc.                                    4.07
 4.    CVS Corp.                                                         3.81
 5.    Intel Corp.                                                       3.64
 6.    Medtronic, Inc.                                                   3.63
 7.    PepsiCo, Inc.                                                     3.58
 8.    Berkshire Hathaway, Inc. (Class B)                                3.50
 9.    Hewlett-Packard Co.                                               3.11
10.    Gilead Sciences, Inc.                                             2.79

* This list excludes temporary cash and derivative instruments. The portfolio is actively managed, and current holdings may be different. The holdings listed should not be considered recommendations to buy or sell any security listed.


              Pioneer Fundamental Growth Fund | Semiannual Report | 9/30/08    7

Prices and Distributions | 9/30/08

Net Asset Value per Share
--------------------------------------------------------------------------------

     Class            9/30/08           3/31/08
       A              $ 10.31           $ 11.32
------------------------------------------------
       B              $ 10.05           $ 11.09
------------------------------------------------
       C              $ 10.06           $ 11.09
------------------------------------------------

Distributions per Share: 4/1/08-9/30/08
--------------------------------------------------------------------------------

                     Net
                  Investment       Short-Term       Long-Term
     Class          Income        Capital Gains    Capital Gains
       A           $ --            $ --              $ --
----------------------------------------------------------------
       B           $ --            $ --              $ --
----------------------------------------------------------------
       C           $ --            $ --              $ --
----------------------------------------------------------------


8    Pioneer Fundamental Growth Fund | Semiannual Report | 9/30/08

Performance Update | 9/30/08                                    Class A Shares

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Fundamental Growth Fund at public offering price, compared to that of the Russell 1000 Growth Index.


Average Annual Total Returns
(As of September 30, 2008)
---------------------------------------------------------------------
                                       Net Asset     Public Offering
Period                                 Value (NAV)   Price (POP)
---------------------------------------------------------------------
Life-of-Class
(8/22/02)                                 5.35%           4.33%
5 Years                                   5.04            3.79
1 Year                                  -15.66          -20.51
---------------------------------------------------------------------
Expense Ratio
(Per prospectus dated August 1, 2008)
---------------------------------------------------------------------
                                          Gross            Net
---------------------------------------------------------------------
                                          3.94%           1.25%
---------------------------------------------------------------------

[The following data is represented by a mountain chart in the printed material.]

Value of $10,000 Investment

               Pioneer Fundamental      Russell 1000
                  Growth Fund           Growth Index
8/02                 9,425                10,000
                     8,481                 8,963
9/03                10,602                11,286
                    11,144                12,133
9/05                13,204                13,540
                    13,803                14,357
9/07                16,072                17,136
9/08                13,555                13,558

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

NAV results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. POP returns reflect deduction of maximum 5.75% sales charge. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The net expense ratio reflects contractual expense limitations currently in effect through 8/1/2010 for Class A Shares. There can be no assurance that Pioneer will extend the expense limitations beyond such time. Please see the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Russell 1000[RegTM] Growth Index measures the performance of large-cap U.S. growth stocks. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an index.


              Pioneer Fundamental Growth Fund | Semiannual Report | 9/30/08    9

Performance Update | 9/30/08                                    Class B Shares

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Fundamental Growth Fund, compared to that of the Russell 1000 Growth Index.

Average Annual Total Returns
(As of September 30, 2008)
-------------------------------------------------------------------
                                          If             If
Period                                    Held           Redeemed
-------------------------------------------------------------------
Life-of-Class
(12/15/05)                                 -0.78%         -1.81%
1 Year                                    -16.49         -19.77
-------------------------------------------------------------------
Expense Ratio
(Per prospectus dated August 1, 2008)
-------------------------------------------------------------------
                                            Gross           Net
-------------------------------------------------------------------
                                            5.01%          2.15%
-------------------------------------------------------------------

[The following data is represented by a mountain chart in the printed material.]

Value of $10,000 Investment

           Pioneer Fundamental    Russell 1000
              Growth Fund         Growth Index
12/05           10,000               10,000
 9/06           10,341               10,297
 9/07           11,947               12,290
 9/08            9,692                9,724

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

"If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. "If Redeemed" returns reflect the deduction of applicable contingent deferred sales charge
(CDSC). The maximum CDSC for Class B shares continues to be 4%. For more complete information, please see the prospectus for details.

All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The net expense ratio reflects contractual expense limitations currently in effect through 8/1/2009 for Class B Shares. There can be no assurance that Pioneer will extend the expense limitations beyond such time. Please see the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Russell 1000[RegTM] Growth Index measures the performance of large-cap U.S. growth stocks. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an index.


10    Pioneer Fundamental Growth Fund | Semiannual Report | 9/30/08

Performance Update | 9/30/08                                    Class C Shares

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Fundamental Growth Fund, compared to that of the Russell 1000 Growth Index.


Average Annual Total Returns
(As of September 30, 2008)
-------------------------------------------------------------------
                                         If             If
Period                                   Held           Redeemed
-------------------------------------------------------------------
Life-of-Class
(12/15/05)                                -0.75%         -0.75%
1 Year                                   -16.40         -17.22
-------------------------------------------------------------------
Expense Ratio
(Per prospectus dated August 1, 2008)
-------------------------------------------------------------------
                                           Gross           Net
-------------------------------------------------------------------
                                           5.00%          2.15%
-------------------------------------------------------------------

[The following data is represented by a mountain chart in the printed material.]

Value of $10,000 Investment

             Pioneer Fundamental     Russell 1000
                Growth Fund          Growth Index
12/05             10,000               10,000
 9/06             10,331               10,297
 9/07             11,936               12,290
 9/08              9,978                9,724

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Class C shares held for less than one year are also subject to a 1% contingent deferred sales charge (CDSC). "If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The net expense ratio reflects contractual expense limitations currently in effect through 8/1/2009 for Class C Shares. There can be no assurance that Pioneer will extend the expense limitations beyond such time. Please see the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Russell 1000[RegTM] Growth Index measures the performance of large-cap U.S. growth stocks. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an index.


             Pioneer Fundamental Growth Fund | Semiannual Report | 9/30/08    11

Comparing Ongoing Fund Expenses

As a shareowner in the Fund, you incur two types of costs:

(1) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses; and

(2)  transaction costs, including sales charges (loads) on purchase payments.

This example is intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 at the beginning of the Fund's latest six-month period and held throughout the six months.


Using the Tables
--------------------------------------------------------------------------------
Actual Expenses


The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period as follows:

(1)  Divide your account value by $1,000
     Example: an $8,600 account value [divided by] $1,000 = 8.6

(2) Multiply the result in (1) above by the corresponding share class's number in the third row under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Expenses Paid on a $1,000 Investment in Pioneer Fundamental Growth Fund

Based on actual returns from April 1, 2008 through September 30, 2008.

Share Class                     A                B                C
Beginning Account          $ 1,000.00       $ 1,000.00       $ 1,000.00
Value on 4/1/08
-----------------------------------------------------------------------
Ending Account             $   910.80       $   906.20       $   907.10
Value on 9/30/08
-----------------------------------------------------------------------
Expenses Paid              $     5.97       $    10.25       $    10.25
During Period*
-----------------------------------------------------------------------

* Expenses are equal to the Fund's annualized expense ratio of 1.25%, 2.15% and 2.15% for Class A, Class B and Class C shares, respectively, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).


12    Pioneer Fundamental Growth Fund | Semiannual Report | 9/30/08

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) that are charged at the time of the transaction. Therefore, the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Expenses Paid on a $1,000 Investment in Pioneer Fundamental Growth Fund

Based on a hypothetical 5% return per year before expenses, reflecting the period from April 1, 2008 through September 30, 2008.

 Share Class                   A                B                C
Beginning Account         $ 1,000.00       $ 1,000.00       $ 1,000.00
Value on 4/1/08
----------------------------------------------------------------------
Ending Account            $ 1,018.75       $ 1,014.25       $ 1,014.25
Value on 9/30/08
----------------------------------------------------------------------
Expenses Paid             $     6.31       $    10.83       $    10.83
During Period*
----------------------------------------------------------------------

* Expenses are equal to the Fund's annualized expense ratio of 1.25%, 2.15% and 2.15% for Class A, Class B and Class C shares, respectively, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).


             Pioneer Fundamental Growth Fund | Semiannual Report | 9/30/08    13

Schedule of Investments | 9/30/08 (unaudited)

Shares                                                Value
            COMMON STOCKS -- 96.5%
            ENERGY -- 4.0%
            Integrated Oil & Gas -- 2.5%
  1,750     Exxon Mobil Corp.                         $  135,905
----------------------------------------------------------------
            Oil & Gas Equipment & Services -- 1.5%
  1,700     National-Oilwell Varco, Inc.*             $   85,391
                                                      ----------
            Total Energy                              $  221,296
----------------------------------------------------------------
            MATERIALS -- 4.7%
            Gold -- 2.2%
  3,100     Newmont Mining Corp.                      $  120,156
----------------------------------------------------------------
            Industrial Gases -- 2.5%
  1,900     Praxair, Inc.                             $  136,306
                                                      ----------
            Total Materials                           $  256,462
----------------------------------------------------------------
            CAPITAL GOODS -- 7.1%
            Aerospace & Defense -- 5.1%
  1,700     Honeywell International, Inc.             $   70,635
  1,275     Northrop Grumman Corp.*                       77,189
  2,215     United Technologies Corp.                    133,033
                                                      ----------
                                                      $  280,857
----------------------------------------------------------------
            Industrial Conglomerates -- 2.0%
  1,615     3M Co.                                    $  110,321
                                                      ----------
            Total Capital Goods                       $  391,178
----------------------------------------------------------------
            TRANSPORTATION -- 1.6%
            Air Freight & Couriers -- 1.6%
  1,350     United Parcel Service, Inc.               $   84,902
                                                      ----------
            Total Transportation                      $   84,902
----------------------------------------------------------------
            CONSUMER SERVICES -- 1.1%
            Casinos & Gaming -- 1.1%
  3,350     International Game Technology             $   57,553
                                                      ----------
            Total Consumer Services                   $   57,553
----------------------------------------------------------------
            MEDIA -- 1.1%
            Movies & Entertainment -- 1.1%
  2,445     Viacom, Inc. (Class B)*                   $   60,734
                                                      ----------
            Total Media                               $   60,734
----------------------------------------------------------------
            RETAILING -- 5.3%
            Apparel Retail -- 5.3%
  1,405     Abercrombie & Fitch Co.                   $   55,427
  3,000     Ross Stores, Inc.                            110,430
  4,130     TJX Companies, Inc.                          126,048
                                                      ----------
                                                      $  291,905
                                                      ----------
            Total Retailing                           $  291,905
----------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

14    Pioneer Fundamental Growth Fund | Semiannual Report | 9/30/08

Shares                                                            Value
            FOOD & DRUG RETAILING -- 3.7%
            Drug Retail -- 3.7%
  5,970     CVS Corp.                                             $  200,950
                                                                  ----------
            Total Food & Drug Retailing                           $  200,950
----------------------------------------------------------------------------
            FOOD, BEVERAGE & TOBACCO -- 8.2%
            Soft Drinks -- 5.9%
  2,550     Coca-Cola Co.                                         $  134,844
  2,650     PepsiCo, Inc.                                            188,864
                                                                  ----------
                                                                  $  323,708
----------------------------------------------------------------------------
            Tobacco -- 2.3%
  1,725     Lorillard, Inc.                                       $  122,734
                                                                  ----------
            Total Food, Beverage & Tobacco                        $  446,442
----------------------------------------------------------------------------
            HOUSEHOLD & PERSONAL PRODUCTS -- 0.5%
            Household Products -- 0.5%
    430     Procter & Gamble Co.*                                 $   29,967
                                                                  ----------
            Total Household & Personal Products                   $   29,967
----------------------------------------------------------------------------
            HEALTH CARE EQUIPMENT & SERVICES -- 8.8%
            Health Care Distributors -- 0.5%
    600     Cardinal Health, Inc.                                 $   29,568
----------------------------------------------------------------------------
            Health Care Equipment -- 8.3%
    850     Edwards Lifesciences Corp.*                           $   49,096
  3,825     Medtronic, Inc.                                          191,631
  1,200     Stryker Corp.                                             74,760
  5,200     Thoratec Corp.*                                          136,500
                                                                  ----------
                                                                  $  451,987
                                                                  ----------
            Total Health Care Equipment & Services                $  481,555
----------------------------------------------------------------------------
            PHARMACEUTICALS & BIOTECHNOLOGY -- 14.2%
            Biotechnology -- 2.7%
  3,230     Gilead Sciences, Inc.*                                $  147,223
----------------------------------------------------------------------------
            Life Sciences Tools & Services -- 3.9%
  3,900     Thermo Fisher Scientific, Inc.*                       $  214,500
----------------------------------------------------------------------------
            Pharmaceuticals -- 7.6%
  5,450     Bristol-Myers Squibb Co.                              $  113,633
  2,675     Eli Lilly & Co.                                          117,780
    805     Johnson & Johnson                                         55,770
  2,803     Teva Pharmaceutical Industries, Ltd. (A.D.R.) (b)        128,349
                                                                  ----------
                                                                  $  415,532
                                                                  ----------
            Total Pharmaceuticals & Biotechnology                 $  777,255
----------------------------------------------------------------------------
            DIVERSIFIED FINANCIALS -- 2.5%
            Consumer Finance -- 0.8%
  1,150     American Express Co.                                  $   40,745
----------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

             Pioneer Fundamental Growth Fund | Semiannual Report | 9/30/08    15

Shares                                                       Value
            Specialized Finance -- 1.7%
  1,175     IntercontinentalExchange, Inc.*                  $   94,799
                                                             ----------
            Total Diversified Financials                     $  135,544
-----------------------------------------------------------------------
            INSURANCE -- 4.1%
            Property & Casualty Insurance -- 4.1%
     42     Berkshire Hathaway, Inc. (Class B)*              $  184,590
  2,350     Progressive Corp.*                                   40,890
                                                             ----------
                                                             $  225,480
                                                             ----------
            Total Insurance                                  $  225,480
-----------------------------------------------------------------------
            SOFTWARE & SERVICES -- 11.1%
            Data Processing & Outsourced Services -- 3.0%
  3,350     Western Union Co.                                $   82,645
    445     MasterCard, Inc.*                                    78,912
                                                             ----------
                                                             $  161,557
-----------------------------------------------------------------------
            Internet Software & Services -- 2.4%
    335     Google, Inc.*                                    $  134,174
-----------------------------------------------------------------------
            Systems Software -- 5.7%
  8,390     Microsoft Corp.                                  $  223,929
  4,300     Oracle Corp.*                                        87,333
                                                             ----------
                                                             $  311,262
                                                             ----------
            Total Software & Services                        $  606,993
-----------------------------------------------------------------------
            TECHNOLOGY HARDWARE & EQUIPMENT -- 11.5%
            Communications Equipment -- 8.5%
 10,550     Cisco Systems, Inc.*                             $  238,008
  5,775     Corning, Inc.                                        90,321
  3,235     Juniper Networks, Inc.*                              68,161
  1,550     Qualcomm, Inc.                                       66,604
                                                             ----------
                                                             $  463,094
-----------------------------------------------------------------------
            Computer Hardware -- 3.0%
  3,550     Hewlett-Packard Co.                              $  164,152
                                                             ----------
            Total Technology Hardware & Equipment            $  627,246
-----------------------------------------------------------------------
            SEMICONDUCTORS -- 7.0%
            Semiconductor Equipment -- 2.2%
  8,000     Applied Materials, Inc.                          $  121,040
-----------------------------------------------------------------------
            Semiconductors -- 4.8%
 10,250     Intel Corp.                                      $  191,983
  3,125     Texas Instruments, Inc.                              67,188
                                                             ----------
                                                             $  259,171
                                                             ----------
            Total Semiconductors                             $  380,211
-----------------------------------------------------------------------
            TOTAL COMMON STOCKS
            (Cost $5,722,880)                                $5,275,673
-----------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

16    Pioneer Fundamental Growth Fund | Semiannual Report | 9/30/08

Principal
Amount ($)                                                        Value
               TEMPORARY CASH INVESTMENTS -- 1.6%
               SECURITIES LENDING COLLATERAL -- 1.6% (c)
               Certificates of Deposit:
    1,535      Citibank, 2.73%, 10/30/08                          $    1,535
    1,535      Abbey National Plc, 3.15%, 8/13/09                      1,535
    1,536      Banco Santander NY, 3.09%, 12/22/08                     1,536
    1,535      Bank of Nova Scotia, 3.18%, 5/5/09                      1,535
      552      Bank of Scotland NY, 2.89%, 11/4/08                       552
    2,451      Bank of Scotland NY, 3.03%, 6/5/09                      2,451
    2,763      Barclays Bank, 3.18%, 5/27/09                           2,763
    3,070      BNP Paribas NY, 2.72%, 11/3/08                          3,070
      307      Calyon NY, 2.69%, 1/16/09                                 307
      181      Calyon NY, 2.69%, 1/16/09                                 181
    2,763      DNB NOR Bank ASA NY, 2.9%, 6/8/09                       2,763
    2,812      Intesa SanPaolo S.p.A., 2.72%, 5/22/09                  2,812
      178      NORDEA NY, 2.72%, 4/9/09                                  178
      147      NORDEA NY, 2.73%, 12/1/08                                 147
    2,303      Royal Bank of Canada NY, 3.0%, 8/7/09                   2,303
    1,535      Bank of Scotland NY, 3.06%, 3/5/09                      1,535
      921      Bank of Scotland NY, 2.96%, 11/3/08                       921
    3,070      Societe Generale, 3.28%, 9/4/09                         3,070
      307      Skandinavian Enskilda Bank NY, 3.06%, 2/13/09             307
    2,763      Svenska Bank NY, 2.7%, 7/8/09                           2,763
      921      Toronto Dominion Bank NY, 2.75%, 11/5/08                  921
    1,535      Wachovia Corp., 2.79%, 10/30/08                         1,535
      307      Wachovia Corp., 2.85%, 10/28/08                           307
                                                                  ----------
                                                                  $   35,028
----------------------------------------------------------------------------
               Commercial Paper:
    3,015      American Honda Finance Corp., 2.92%, 7/14/09       $    3,015
    3,062      ANZ Bank, 2.64%, 11/5/08                                3,062
    3,070      Commonwealth Bank Australia, 3.02%, 7/16/09             3,070
      306      Dexdel, 2.7%, 11/10/08                                    306
    3,055      JP Morgan Chase & Co., 1.42%, 12/3/08                   3,055
      306      Met Life, Inc., 2.7%, 11/3/08                             306
      921      John Deere Capital Corp., 2.82%, 12/12/08                 921
    3,070      HSBC USA, Inc., 3.2%, 8/14/09                           3,070
    3,070      Monumental Global Funding, Ltd., 3.2%, 8/17/09          3,070
    2,763      New York Life Global, 2.98%, 9/4/09                     2,763
      292      Bank Bovespa NY, 2.79%, 3/12/09                           292
    1,381      General Electric Capital Corp., 4.24%, 1/5/09           1,381
    1,535      General Electric Capital Corp., 2.82%, 3/16/09          1,535
    1,535      CME Group, Inc., 3.0%, 8/6/09                           1,535
      568      IBM, 3.18%, 2/13/09                                       568
    1,535      IBM, 3.18%, 6/26/09                                     1,535
    2,763      Met Life Global Funding, 3.19%, 6/12/09                 2,763

The accompanying notes are an integral part of these financial statements.

             Pioneer Fundamental Growth Fund | Semiannual Report | 9/30/08    17

Principal
Amount ($)                                                 Value
               Commercial Paper -- (continued)
    1,534      Macquarie Bank, Ltd., 2.55%, 10/8/08        $    1,534
    1,534      Macquarie Bank, Ltd., 2.55%, 10/8/08             1,534
    3,070      U.S. Bank, 2.912%, 8/24/09                       3,070
    2,610      Westpac Banking Corp., 3.74%, 6/1/09             2,610
                                                           ----------
                                                           $   40,998
---------------------------------------------------------------------
               Tri-party Repurchase Agreements:
    6,140      ABN Amro, 1.85%, 10/1/08                    $    6,140
    3,437      Barclays Capital Markets, 2.11%, 9/2/08          3,437
    2,557      Deutsche Bank, 2.0%, 10/1/08                     2,557
                                                           ----------
                                                           $   12,134
---------------------------------------------------------------------
               Other:
      340      ABS CFAT 2008-A A1, 3.005%, 4/27/09         $      340
                                                           ----------
                                                           $   88,500
---------------------------------------------------------------------
               TOTAL TEMPORARY CASH INVESTMENTS
               (Cost $88,500)                              $   88,500
---------------------------------------------------------------------
               TOTAL INVESTMENT IN SECURITIES -- 98.1%
               (Cost $5,811,380)(a)                        $5,364,173
---------------------------------------------------------------------
               OTHER ASSETS AND LIABILITIES -- 1.9%        $  105,380
---------------------------------------------------------------------
               TOTAL NET ASSETS -- 100.0%                  $5,469,553
=====================================================================

*        Non-income producing security.
(A.D.R.) American Depositary Receipt


(a) At September 30, 2008, the net unrealized loss on investments based on cost for federal income tax purposes of $5,814,260 was as follows:

         Aggregate gross unrealized gain for all investments in which
           there is an excess of value over tax cost                      $  187,932
         Aggregate gross unrealized loss for all investments in which
           there is an excess of tax cost over value                        (638,019)
                                                                          ----------
         Net unrealized loss                                              $ (450,087)
                                                                          ==========

(b)      At September 30, 2008, the following security was out on loan:

  Shares       Description                                       Value
  2,000        Teva Pharmaceutical Industries, Ltd. (A.D.R.)     $91,580
================================================================================

(c)      Security lending collateral is managed by Credit Suisse.

Purchases and sales of securities (excluding temporary cash investments) for the six months ended September 30, 2008 aggregated $1,110,885 and $671,039, respectively.


The accompanying notes are an integral part of these financial statements.

18    Pioneer Fundamental Growth Fund | Semiannual Report | 9/30/08

FAS 157 Footnote Disclosures

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

Highest priority is given to Level 1 inputs and lowest priority is given to Level 3.


  Level 1 -- quoted prices in active markets for identical securities
  Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
  Level 3 -- significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)


The following is a summary of the inputs used as of September 30, 2008, in valuing the Fund's assets:



                                                                         Other
                                                      Investments in    Financial
 Valuation Inputs                                     Securities        Instruments*
 Level 1 - Quoted Prices                              $5,275,673         $  -
 Level 2 - Other Significant Observable Inputs            88,500            -
 Level 3 - Significant Unobservable Inputs                     -            -
------------------------------------------------------------------------------------
 Total                                                $5,364,173         $  -
====================================================================================

The accompanying notes are an integral part of these financial statements.

             Pioneer Fundamental Growth Fund | Semiannual Report | 9/30/08    19

Statement of Assets and Liabilities | 9/30/08 (unaudited)

ASSETS:
  Investment in securities (including securities loaned of $91,580)
   (cost $5,811,380)                                                    $5,364,173
  Cash                                                                     166,326
  Receivables --
   Investment securities sold                                               83,482
   Fund shares sold                                                         12,683
   Dividends, interest and foreign taxes withheld                            2,006
   Due from Pioneer Investment Management, Inc.                              9,147
  Other                                                                     36,161
----------------------------------------------------------------------------------
     Total assets                                                       $5,673,978
----------------------------------------------------------------------------------
LIABILITIES:
  Payables --
   Investment securities purchased                                      $   61,107
   Fund shares repurchased                                                  15,000
   Upon return of securities loaned                                         88,500
  Due to affiliates                                                          3,217
  Accrued expenses                                                          36,601
----------------------------------------------------------------------------------
     Total liabilities                                                  $  204,425
----------------------------------------------------------------------------------
NET ASSETS:
  Paid-in capital                                                       $5,898,848
  Accumulated net investment loss                                           (2,946)
  Accumulated net realized gain on investments                              20,858
  Net unrealized loss on investments                                      (447,207)
----------------------------------------------------------------------------------
     Total net assets                                                   $5,469,553
----------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE:
(No par value, unlimited number of shares authorized)
  Class A (based on $4,252,982/412,495 shares)                          $    10.31
  Class B (based on $908,165/90,379 shares)                             $    10.05
  Class C (based on $308,406/30,664 shares)                             $    10.06
MAXIMUM OFFERING PRICE:
  Class A ($10.31 [divided by] 94.25%)                                  $    10.94
==================================================================================

The accompanying notes are an integral part of these financial statements.

20    Pioneer Fundamental Growth Fund | Semiannual Report | 9/30/08

Statement of Operations (unaudited)

For the Six Months Ended 9/30/08

INVESTMENT INCOME:
  Dividends (net of foreign taxes withheld of $116)         $36,721
  Interest                                                    1,334
  Income from securities loaned, net                            215
-------------------------------------------------------------------------------------
     Total investment income                                               $   38,270
-------------------------------------------------------------------------------------
EXPENSES:
  Management fees                                           $20,928
  Transfer agent fees and expenses
   Class A                                                    2,197
   Class B                                                    2,131
   Class C                                                      362
  Distribution fees
   Class A                                                    4,661
   Class B                                                    5,124
   Class C                                                    1,837
  Administrative fees                                           628
  Custodian fees                                             28,326
  Registration fees                                          13,823
  Professional fees                                          21,034
  Printing expense                                            2,108
  Fees and expenses of nonaffiliated trustees                 2,810
  Miscellaneous                                               1,315
-------------------------------------------------------------------------------------
     Total expenses                                                        $  107,284
     Less fees waived and expenses reimbursed by Pioneer
       Investment Management, Inc.                                            (65,982)
     Less fees paid indirectly                                                    (86)
-------------------------------------------------------------------------------------
     Net expenses                                                          $   41,216
-------------------------------------------------------------------------------------
       Net investment loss                                                 $   (2,946)
-------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Net realized gain on investments                                         $   12,778
-------------------------------------------------------------------------------------
  Change in net unrealized loss on investments                             $ (530,703)
-------------------------------------------------------------------------------------
  Net loss on investments                                                  $ (517,925)
-------------------------------------------------------------------------------------
  Net decrease in net assets resulting from operations                     $ (520,871)
=====================================================================================

The accompanying notes are an integral part of these financial statements.

             Pioneer Fundamental Growth Fund | Semiannual Report | 9/30/08    21

Statement of Changes in Net Assets

For the Six Months Ended 9/30/08 and the Year Ended 3/31/08, respectively

                                                             Six Months
                                                               Ended
                                                               9/30/08         Year Ended
                                                             (unaudited)        3/31/08
FROM OPERATIONS:
Net investment loss                                          $   (2,946)      $   (2,662)
Net realized gain on investments                                 12,778           97,524
Change in net unrealized loss on investments                   (530,703)        (131,807)
-----------------------------------------------------------------------------------------
   Net decrease in net assets resulting from operations      $ (520,871)      $  (36,945)
-----------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREOWNERS:
Net realized gain:
   Class A ($0.00 and $0.22 per share, respectively)         $       --       $  (62,227)
   Class B ($0.00 and $0.22 per share, respectively)                 --          (13,917)
   Class C ($0.00 and $0.22 per share, respectively)                 --           (3,793)
-----------------------------------------------------------------------------------------
     Total distributions to shareowners                      $       --       $  (79,937)
-----------------------------------------------------------------------------------------
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sale of shares                             $1,499,407       $3,362,328
Reinvestment of distributions                                        --           39,751
Cost of shares repurchased                                     (995,322)        (531,538)
-----------------------------------------------------------------------------------------
   Net increase in net assets resulting from Fund share
     transactions                                            $  504,085       $2,870,541
-----------------------------------------------------------------------------------------
   Net increase (decrease) in net assets                     $  (16,786)      $2,753,659
NET ASSETS:
Beginning of period                                           5,486,339        2,732,680
-----------------------------------------------------------------------------------------
End of period                                                $5,469,553       $5,486,339
-----------------------------------------------------------------------------------------
Accumulated net investment loss                              $   (2,946)      $       --
-----------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

22    Pioneer Fundamental Growth Fund | Semiannual Report | 9/30/08

                                     9/30/08        9/30/08         3/31/08         3/31/08
                                      Shares         Amount          Shares         Amount
                                   (unaudited)    (unaudited)
Class A
Shares sold                          102,813      $1,147,309         189,640      $2,242,465
Reinvestment of distributions             --             --            2,338          27,262
Less shares repurchased              (48,259)      (554,610)         (28,920)       (336,094)
--------------------------------------------------------------------------------------------
   Net increase                       54,554      $ 592,699          163,058      $1,933,633
============================================================================================
Class B
Shares sold                           25,778      $ 285,454           73,683      $  854,241
Reinvestment of distributions             --             --              926          10,608
Less shares repurchased              (30,725)      (339,475)         (12,190)       (140,802)
--------------------------------------------------------------------------------------------
   Net increase (decrease)            (4,947)     $ (54,021)          62,419      $  724,047
============================================================================================
Class C
Shares sold                            5,854      $  66,644           22,832      $  265,622
Reinvestment of distributions             --             --              164           1,881
Less shares repurchased               (9,146)      (101,237)          (4,543)        (54,642)
--------------------------------------------------------------------------------------------
   Net increase (decrease)            (3,292)     $ (34,593)          18,453      $  212,861
============================================================================================

The accompanying notes are an integral part of these financial statements.

             Pioneer Fundamental Growth Fund | Semiannual Report | 9/30/08    23

Financial Highlights

                                                                        Six Months
                                                                        Ended          Year        Year
                                                                        9/30/08        Ended       Ended
                                                                        unaudited)     3/31/08     3/31/07
Class A
Net asset value, beginning of period                                     $ 11.32       $  11.26    $  10.98
--------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment income loss                                              $  0.01       $   0.01    $   0.01
 Net realized and unrealized gain (loss) on investments                    (1.02)          0.27        0.58
--------------------------------------------------------------------------------------------------------------
  Net increase (decrease) in net assets from investment operations       $ (1.01)      $   0.28    $   0.59
Distributions to shareowners:
 Net investment income                                                        --             --          --
 Net realized gain                                                            --          (0.22)      (0.31)
--------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                               $ (1.01)      $   0.06    $   0.28
--------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                           $ 10.31       $  11.32    $  11.26
==============================================================================================================
Total return*                                                              (8.92)%         2.39%       5.41%
Ratio of net expenses to average net assets+                                1.25%**        1.25%       1.25%
Ratio of net investment income (loss) to average net assets+                0.11%**        0.13%       0.03%
Portfolio turnover rate                                                       25%**          30%         65%
Net assets, end of period (in thousands)                                 $ 4,253       $  4,053    $  2,194
Ratios with no waiver of fees and assumption of expenses by PIM and no reductions for fees paid indirectly:
 Net expenses                                                               3.59%**        3.94%       5.34%
 Net investment loss                                                       (2.23)%**      (2.56)%     (4.06)%
Ratios with waiver of fees and assumption of expenses by PIM and reductions for fees paid indirectly:
 Net expenses                                                               1.25%**        1.25%       1.25%
 Net investment income (loss)                                               0.11%**        0.13%       0.03%
==============================================================================================================


                                                                         Year           Year        Year
                                                                         Ended          Ended       Ended
                                                                         3/31/06        3/31/05     3/31/04
Class A
Net asset value, beginning of period                                     $ 11.28       $  11.93    $   8.99
--------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment income loss                                              $ (0.01)      $   0.06    $  (0.03)
 Net realized and unrealized gain (loss) on investments                     1.22           0.56        2.97
--------------------------------------------------------------------------------------------------------------
  Net increase (decrease) in net assets from investment operations       $  1.21       $   0.62    $   2.94
Distributions to shareowners:
 Net investment income                                                     (0.06)            --          --
 Net realized gain                                                         (1.45)         (1.27)         --
--------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                               $ (0.30)      $  (0.65)   $   2.94
--------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                           $ 10.98       $  11.28    $  11.93
==============================================================================================================
Total return*                                                              11.10%          5.50%      32.70%
Ratio of net expenses to average net assets+                                1.29%          1.30%       1.30%
Ratio of net investment income (loss) to average net assets+               (0.11)%         0.51%      (0.33)%
Portfolio turnover rate                                                      102%           236%         41%
Net assets, end of period (in thousands)                                 $ 1,729       $  1,692    $  1,790
Ratios with no waiver of fees and assumption of expenses by PIM and no reductions for fees paid indirectly:
 Net expenses                                                               6.09%          6.00%       5.38%***
 Net investment loss                                                       (4.91)%        (4.20)%     (4.41)%***
Ratios with waiver of fees and assumption of expenses by PIM and reductions for fees paid indirectly:
 Net expenses                                                               1.29%          1.30%       1.30%
 Net investment income (loss)                                              (0.11)%        (0.51)%     (0.33)%
==============================================================================================================

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**   Annualized.
*** In the absence of the negative registration fees in the statement of operations, which relates to a change in estimate for registration fees in the period ended March 2003, the gross expenses ratio to average net assets would have been 5.31%. As a result of the expenses limitation arrangement (see footnote 2), there would be no effect on the per share operating performance, total return and the net expenses and net investment loss ratios to average net assets.
+    Ratios with no reduction for fees paid indirectly.

The accompanying notes are an integral part of these financial statements.

24  Pioneer Fundamental Growth Fund | Semiannual Report | 9/30/08

                                                                                           Six Months
                                                                                           Ended
                                                                                           9/30/08            Year Ended
                                                                                           (unaudited)        3/31/08
Class B
Net asset value, beginning of period                                                       $     11.09        $    11.13
--------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment loss                                                                       $     (0.04)       $    (0.05)
 Net realized and unrealized gain (loss) on investments                                          (1.00)             0.23
--------------------------------------------------------------------------------------------------------------------------
  Net increase (decrease) in net assets from investment operations                         $     (1.04)       $     0.18
Distributions to shareowners:
 Net realized gain                                                                                  --             (0.22)
--------------------------------------------------------------------------------------------------------------------------
 Net increase (decrease) in net asset value                                                $     (1.04)       $    (0.04)
--------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                             $     10.05        $    11.09
==========================================================================================================================
Total return*                                                                                    (9.38)%            1.51%
Ratio of net expenses to average net assets+                                                      2.16%**           2.17%
Ratio of net investment loss to average net assets+                                              (0.78)%**         (0.78)%
Portfolio turnover rate                                                                             25%**             30%
Net assets, end of period (in thousands)                                                   $       908        $    1,057
Ratios with no waiver of fees and assumption of expenses by PIM and no reductions for fees paid indirectly:
 Net expenses                                                                                     4.64%* *          5.01%
 Net investment loss                                                                             (3.26)%**         (3.62)%
Ratios with waiver of fees and assumption of expenses by PIM and reductions for fees paid indirectly:
 Net expenses                                                                                     2.15%**           2.15%
 Net investment loss                                                                             (0.77)%**         (0.76)%
==========================================================================================================================


                                                                                           Year Ended     12/15/05 (a)
                                                                                           3/31/07        to 3/31/06
Class B
Net asset value, beginning of period                                                       $    10.95     $      10.76
--------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment loss                                                                       $    (0.06)    $      (0.02)
 Net realized and unrealized gain (loss) on investments                                          0.55             0.21
--------------------------------------------------------------------------------------------------------------------------
  Net increase (decrease) in net assets from investment operations                         $     0.49     $       0.19
Distributions to shareowners:
 Net realized gain                                                                              (0.31)              --
--------------------------------------------------------------------------------------------------------------------------
 Net increase (decrease) in net asset value                                                $     0.18     $       0.19
--------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                             $    11.13     $      10.95
==========================================================================================================================
Total return*                                                                                    4.50%            1.77%(b)
Ratio of net expenses to average net assets+                                                     2.15%            2.15%**
Ratio of net investment loss to average net assets+                                             (0.83)%          (0.71)%**
Portfolio turnover rate                                                                            65%             102%
Net assets, end of period (in thousands)                                                   $      366     $        211
Ratios with no waiver of fees and assumption of expenses by PIM and no reductions for fees paid indirectly:
 Net expenses                                                                                    7.63%           11.90%**
 Net investment loss                                                                            (6.31)%         (10.46)%**
Ratios with waiver of fees and assumption of expenses by PIM and reductions for fees paid indirectly:
 Net expenses                                                                                    2.15%            2.15%**
 Net investment loss                                                                            (0.83)%          (0.71)%**
==========================================================================================================================

(a)  Class B shares were first publicly offered on December 15, 2005.
(b)  Not annualized.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**   Annualized.
+    Ratios with no reduction for fees paid indirectly.

The accompanying notes are an integral part of these financial statements.

               Pioneer Fundamental Growth Fund | Semiannual Report | 9/30/08  25

                                                                                           Six Months
                                                                                           Ended
                                                                                           9/30/08            Year Ended
                                                                                           (unaudited)        3/31/08
Class C
Net asset value, beginning of period                                                       $     11.09        $    11.13
-------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment loss                                                                       $     (0.05)       $    (0.05)
 Net realized and unrealized gain (loss) on investments                                          (0.98)             0.23
-------------------------------------------------------------------------------------------------------------------------
  Net increase (decrease) in net assets from investment operations                         $     (1.03)       $     0.18
Distributions to shareowners:
 Net realized gain                                                                                  --             (0.22)
-------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                                                 $     (1.03)       $    (0.04)
-------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                             $     10.06        $    11.09
=========================================================================================================================
Total return*                                                                                    (9.29)%            1.51%
Ratio of net expenses to average net assets+                                                      2.15%**           2.17%
Ratio of net investment loss to average net assets+                                              (0.77)%**         (0.79)%
Portfolio turnover rate                                                                             25%**             30%
Net assets, end of period (in thousands)                                                   $       308        $      377
Ratios with no waiver of fees and assumption of expenses by PIM and no reductions for fees paid indirectly:
 Net expenses                                                                                     4.37%**           5.00%
 Net investment loss                                                                             (2.99)%**         (3.62)%
Ratios with waiver of fees and assumption of expenses by PIM and reductions for fees paid indirectly:
 Net expenses                                                                                     2.15%**           2.15%
 Net investment loss                                                                             (0.77)%**         (0.77)%
=========================================================================================================================


                                                                                             Year Ended      12/15/05 (a)
                                                                                             3/31/07         to 3/31/06
Class C
Net asset value, beginning of period                                                         $    10.95      $     10.76
-------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment loss                                                                         $    (0.07)     $     (0.02)
 Net realized and unrealized gain (loss) on investments                                            0.56             0.21
-------------------------------------------------------------------------------------------------------------------------
  Net increase (decrease) in net assets from investment operations                           $     0.49      $      0.19
Distributions to shareowners:
 Net realized gain                                                                                (0.31)             --
-------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                                                   $     0.18      $      0.19
-------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                               $    11.13      $     10.95
=========================================================================================================================
Total return*                                                                                      4.50%            1.77%(b)
Ratio of net expenses to average net assets+                                                       2.15%            2.15%**
Ratio of net investment loss to average net assets+                                               (0.86)%          (0.80)%**
Portfolio turnover rate                                                                              65%             102%
Net assets, end of period (in thousands)                                                     $      173      $       102
Ratios with no waiver of fees and assumption of expenses by PIM and no reductions for fees paid indirectly:
 Net expenses                                                                                      6.85%           11.50%**
 Net investment loss                                                                              (5.56)%         (10.15)%**
Ratios with waiver of fees and assumption of expenses by PIM and reductions for fees paid indirectly:
 Net expenses                                                                                      2.15%            2.15%**
 Net investment loss                                                                              (0.86)%          (0.80)%**
=========================================================================================================================

(a)  Class C shares were first publicly offered on December 15, 2005.
(b)  Not annualized.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**   Annualized.
+    Ratios with no reduction for fees paid indirectly.

The accompanying notes are an integral part of these financial statements.

26  Pioneer Fundamental Growth Fund | Semiannual Report | 9/30/08

Notes to Financial Statements | 9/30/08 (unaudited)

1.   Organization and Significant Accounting Policies

Pioneer Fundamental Growth Fund (the Fund), formerly Pioneer Large Cap Growth Fund, is a Delaware statutory trust registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund's investment objective is to seek long-term capital growth.

The Fund offers three classes of shares -- Class A, Class B and Class C shares. Shares of Class A, Class B and Class C each represent an interest in the same portfolio of investments of the Fund and have equal rights to voting, redemptions, dividends and liquidation proceeds, except that each class of shares can bear different transfer agent and distribution fees and have exclusive voting rights with respect to the distribution plans that have been adopted by Class A, Class B and Class C shareowners, respectively.

The Fund's financial statements have been prepared in conformity with U.S. generally accepted accounting principles that require the management of the Fund to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income, expenses and gains and losses on investments during the reporting year. Actual results could differ from those estimates.

At times, the Fund's investments may represent industries or industry sectors that are interrelated or have common risks, making it more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors. The Fund's prospectuses (unaudited) contain information regarding the Fund's principal risks. Please refer to those documents when considering the Fund's principal risks.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements, which are consistent with those policies generally accepted in the investment company industry:

A.   Security Valuation

     Security transactions are recorded as of trade date. The net asset value of the Fund is computed once daily, on each day the New York Stock Exchange
     (NYSE) is open, as of the close of regular trading on the NYSE. In computing the net asset value, securities are valued at the last sale price on the principal exchange where they are traded. Securities that have not traded on the date of valuation, or securities for which sale prices are not generally reported, are valued at the mean between the last bid and asked prices.


             Pioneer Fundamental Growth Fund | Semiannual Report | 9/30/08    27

     Securities for which market quotations are not readily available are valued at their fair values as determined by, or under the direction of, the Board of Trustees. Trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. As of September 30, 2008, there were no securities fair valued. Temporary cash investments are valued at cost which approximates market value.

     Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as the Fund becomes aware of the ex-dividend date in the exercise of reasonable diligence. Interest income, including interest on income bearing cash accounts, is recorded on the accrual basis. Dividends and interest are reported net of unrecoverable foreign taxes withheld at the applicable country rates.

     Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.

B.   Federal Income Taxes

     It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareowners. Therefore, no federal income tax provision is required. Tax years prior to 2004 are closed (not subject to examination by tax authorities) due to the expiration of statute of limitations; all other tax years are open.

     The amounts and characterizations of distributions to shareowners for financial reporting purposes are determined in accordance with federal income tax rules. Therefore, the sources of the Fund's distributions may be shown in the accompanying financial statements as from or in excess of net investment income or as from net realized gain on investment transactions, or as from paid-in capital, depending on the type of book/tax differences that may exist.

     The tax character of current year distributions will be determined at the end of the Fund's fiscal year. The tax character of distributions paid during the year ended March 31, 2008 was as follows:

                                                                          2008
     Distributions paid from:
     Ordinary income                                                    $10,150
     Long-term capital gain                                              69,787
--------------------------------------------------------------------------------
        Total                                                           $79,937
================================================================================

28    Pioneer Fundamental Growth Fund | Semiannual Report | 9/30/08

     The following shows the components of distributable earnings on a federal income tax basis at March 31, 2008:

                                                                          2008
     Distributable earnings:
     Undistributed long-term gain                                       $10,960
     Unrealized appreciation                                             80,616
--------------------------------------------------------------------------------
        Total                                                           $91,576
================================================================================

     The difference between book-basis and tax-basis unrealized appreciation is attributable to the tax deferral of losses on wash sales.

C.   Fund Shares

     The Fund records sales and repurchases of its shares as of trade date. Pioneer Funds Distributor, Inc. (PFD), the principal underwriter for the Fund and a wholly owned indirect subsidiary of UniCredit S.p.A. (UniCredit), earned $631 in underwriting commissions on the sale of Class A shares during the six months ended September 30, 2008.

D.   Security Lending

     The Fund lends securities in its portfolio to certain broker-dealers or other institutional investors, with the Fund's custodian acting as the lending agent. When entering into a loan, the Fund receives collateral, which is maintained by the custodian and earns income in the form of negotiated lenders' fees. The Fund also continues to receive interest or payments in lieu of dividends on the securities loaned. Gain or loss on the fair value of the loaned securities that may occur during the term of the loan will be for the account of the Fund. The loans are secured by collateral which is required to be at least 102%, at all times, of the fair value of the securities loaned. The amount of collateral is required to be adjusted daily to reflect any price fluctuation in the value of the loaned securities. The Fund has the right under the lending agreement to recover the securities from the borrower on demand. The fund invests cash collateral in cash equivalent investments. Securities lending collateral is managed by Credit Suisse.

E.   Repurchase Agreements

     With respect to repurchase agreements entered into by the Fund, the value of the underlying securities (collateral), including accrued interest received from counterparties, is required to be at least equal to or in excess of the value of the repurchase agreement at the time of purchase. The collateral for all repurchase agreements is held in safekeeping in the customer-only account of the Fund's custodian or subcustodians. The Fund's investment adviser, Pioneer Investment Management, Inc. (PIM), is responsible for


             Pioneer Fundamental Growth Fund | Semiannual Report | 9/30/08    29
     determining that the value of the collateral remains at least equal to the repurchase price.

F.   Class Allocations

     Income, common expenses and realized and unrealized gains and losses are calculated at the Fund level and allocated daily to each class of shares based on the respective percentage of adjusted net assets at the beginning of the day.

     Distribution fees are calculated based on the average daily net asset value attributable to Class A, Class B and Class C shares of the Fund, respectively (see Note 4). Shareowners of each class participate in all expenses and fees paid to the transfer agent, Pioneer Investment Management Shareholder Services, Inc. (PIMSS), for its services, which are allocated based on the number of accounts in each class and the ratable allocation of related out-of-pocket expense (see Note 3). Distributions to shareowners are recorded as of the ex-dividend date. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time, and in the same amount, except that Class A, Class B and Class C shares can bear different transfer agent and distribution expense rates.

2.   Management Agreement

PIM, a wholly owned indirect subsidiary of UniCredit, manages the Fund's portfolio. Management fees are calculated daily at the annual rate of 0.75% of the Fund's average daily net assets.

PIM has agreed not to impose its management fee and to assume other operating expenses of the Fund to the extent necessary to limit expenses to 1.25%, 2.15% and 2.15% of the average daily net assets attributable to Class A, Class B and Class C shares, respectively. These expense limitations are in effect through August 1, 2010 for Class A shares and through August 1, 2009 for Class B and Class C shares.

In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Fund. Included in "Due to affiliates" reflected on the Statement of Assets and Liabilities is $2 in management fees, administrative costs and certain other services payable to PIM at September 30, 2008.

3.   Transfer Agent

PIMSS, a wholly owned indirect subsidiary of UniCredit, provides substantially all transfer agent and shareowner services to the Fund at negotiated rates. Included in "Due to affiliates" reflected on the Statement of Assets and Liabilities is $3,155 in transfer agent fees payable to PIMSS at September 30, 2008.


30    Pioneer Fundamental Growth Fund | Semiannual Report | 9/30/08

4.   Distribution Plan

The Fund adopted a Plan of Distribution with respect to Class A, Class B and Class C shares in accordance with Rule 12b-1 of the Investment Company Act of 1940. Pursuant to the Plan, the Fund pays PFD 0.25% of the Fund's average daily net assets attributable to Class A shares as compensation for personal services and/or account maintenance services or distribution services with regard to Class A shares. Pursuant to the Plan, the Fund pays PFD 1.00% of the average daily net assets attributable to Class B and Class C shares. The fee for Class B and Class C shares consists of a 0.25% service fee and a 0.75% distribution fee paid as compensation for personal services and/or account maintenance services or distribution services with regard to Class B and Class C shares. Prior to February 1, 2008, PFD was reimbursed under the Plan of Distribution for distribution expenses in an amount of up to 0.25% of the average daily net assets attributable to Class A shares. Included in "Due to affiliates" reflected on the Statement of Assets and Liabilities is $60 in distribution fees payable to PFD at September 30, 2008.

In addition, redemptions of each class of shares may be subject to a contingent deferred sales charge (CDSC). A CDSC of 1.00% may be imposed on redemptions of certain net asset value purchases of Class A shares within 18 months of purchase. Class B shares that are redeemed within five years of purchase are subject to a CDSC at declining rates beginning at 4.00%, based on the lower of cost or market value of shares being redeemed. Redemptions of Class C shares within one year of purchase are subject to a CDSC of 1.00%, based on the lower of cost or market value of shares being redeemed. Proceeds from the CDSCs are paid to PFD. For the six months ended September 30, 2008, no CDSCs were paid to PFD.

5.   Expense Offset Arrangements

The Fund has entered into certain expense offset arrangements with PIMSS resulting in a reduction in the Fund's total expenses due to interest earned on cash held by PIMSS. For the six months ended September 30, 2008, the Fund's expenses were reduced by $86 under such arrangements.

6.   New Pronouncement

In March 2008, Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities ("SFAS 161"), was issued and is effective for fiscal years beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about an entity's derivative and hedging activities. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Fund's financial statement disclosures.


             Pioneer Fundamental Growth Fund | Semiannual Report | 9/30/08    31

Results of Shareholder Meeting

At a special meeting held on May 13, 2008, shareholders of the Fund were asked to consider the proposals described below. A report of the total votes cast by the Fund's shareholders follows:

                                 For            Withhold      Abstain       Broker Non-Votes
 Proposal 1--To elect
 Trustees
  John F. Cogan, Jr.             393,502.145      927.591     0.000         0.000
  Daniel K. Kingsbury            393,502.145      927.591     0.000         0.000
  David R. Bock                  390,146.872    4,282.864     0.000         0.000
  Mary K. Bush                   390,146.872    4,282.864     0.000         0.000
  Benjamin M. Friedman           390,146.872    4,282.864     0.000         0.000
  Margaret B.W. Graham           393,502.145      927.591     0.000         0.000
  Thomas J. Perna                390,146.872    4,282.864     0.000         0.000
  Marguerite A. Piret            393,502.145      927.591     0.000         0.000
  Stephen K. West                390,146.872    4,282.864     0.000         0.000
  John Winthrop                  393,502.145      927.591     0.000         0.000

                                 For            Against       Abstain       Broker Non-Votes
 Proposal 2 -- To approve an
 amendment to the
 Declaration of Trust            345,105.683    5,314.864     721.189       43,288.000


                                 For            Against       Abstain       Broker Non-Votes
 Proposal 3A -- To approve
 changes to the Fund's
 fundamental investment
 policy relating to borrowing
 money                           345,918.683    4,501.864     721.189       43,288.000
 Proposal 3B -- To approve
 changes to the Fund's
 fundamental investment
 policy relating to
 underwriting                    345,918.683    4,282.864     940.189       43,288.000
 Proposal 3C -- To approve
 changes to the Fund's
 fundamental investment
 policy relating to lending      345,918.683    4,282.864     940.189       43,288.000
 Proposal 3D -- To approve
 changes to the Fund's
 fundamental investment
 policy relating to issuing
 senior securities               345,918.683    4,282.864     940.189       43,288.000
 Proposal 3E -- To approve
 changes to the Fund's
 fundamental investment
 policy relating to real estate  345,918.683    4,282.864     940.189       43,288.000
 Proposal 3F -- To approve
 changes to the Fund's
 fundamental investment
 policy relating to
 commodities                     346,846.274    3,355.273     940.189       43,288.000

32    Pioneer Fundamental Growth Fund | Semiannual Report | 9/30/08

                                 For            Against       Abstain       Broker Non-Votes
 Proposal 3G -- To approve
 changes to the Fund's
 fundamental investment
 policy relating to
 concentration                   345,918.683    3,355.273     1,867.780     43,288.000
 Proposal 3H -- To approve
 changes to the Fund's
 fundamental investment
 policy relating to
 diversification.                347,065.274    3,355.273       721.189     43,288.000
 Proposal 3I -- To approve
 the conversion of the Fund's
 investment objective from
 fundamental to non-
 fundamental                     345,105.683    5,314.864       721.189     43,288.000

                                 For            Against       Abstain       Broker Non-Votes
 Proposal 4 -- To approve an
 Amended and Restated
 Management Agreement
 with PIM                        345,918.683    4,501.864     721.189       43,288.000


             Pioneer Fundamental Growth Fund | Semiannual Report | 9/30/08    33

Approval of Investment Advisory Agreement

Pioneer Investment Management, Inc. (PIM) serves as the Fund's investment adviser pursuant to an investment advisory agreement between PIM and the Fund. The Trustees of the Fund, as required by law, determine annually whether to continue the investment advisory agreement for the Fund. In connection with their most recent consideration of the investment advisory agreement for the Fund, the Trustees received and reviewed a substantial amount of information provided by PIM in response to requests of the independent Trustees and their independent legal counsel. The independent Trustees met on a number of occasions with PIM and also separately with their independent legal counsel to evaluate and discuss the information provided to them by PIM. At a meeting held on November 13, 2007, based on their evaluation of the information provided by PIM, the Trustees, including the independent Trustees voting separately, unanimously approved the continuation of the investment advisory agreement for another year.

At a meeting held on January 8, 2008, the Trustees considered whether an amended and restated investment advisory agreement for the Fund should be approved for an initial period ending December 31, 2009. The management fee to be paid by the Fund to PIM under the amended and restated investment advisory agreement is the same as the management fee provided in the previously approved investment advisory agreement. Based on their evaluation of the information provided by PIM, including the information provided by PIM in connection with the Trustees' most recent approval of the continuation of the previous investment advisory agreement, the Trustees, including the independent Trustees voting separately, unanimously approved the amended and restated investment advisory agreement. Shareholders of the Fund approved the amended and restated investment advisory agreement at a meeting held on May 13, 2008.

In considering the amended and restated investment advisory agreement, the Trustees considered various factors that they determined were relevant, including the factors described below. The Trustees did not identify any single factor as the controlling factor in determining to approve the amended and restated investment advisory agreement.

Nature, Extent and Quality of Services
The Trustees considered the nature, extent and quality of the services that were provided by PIM to the Fund under the previous investment advisory agreement, and that would continue to be provided by PIM to the Fund under the amended and restated investment advisory agreement, taking into account the investment objective and strategy of the Fund and the information related to


34    Pioneer Fundamental Growth Fund | Semiannual Report | 9/30/08
the Fund provided to the Trustees at each quarterly meeting. The Trustees reviewed the terms of the amended and restated investment advisory agreement. The Trustees also reviewed PIM's investment approach for the Fund and its research process. The Trustees considered the resources of PIM and the personnel of PIM who provide investment management services to the Fund. They also considered PIM's compliance and legal resources and personnel.

In addition, the Trustees considered the other services that PIM provided under the previous investment advisory agreement and that PIM would continue to provide to the Fund under the amended and restated investment advisory agreement and that, as administrator, PIM is responsible for the administration of the Fund's business and other affairs. It was noted that PIM supervises and monitors the performance of the Fund's service providers and provides the Fund with personnel (including officers) as are necessary for the Fund's operations. The Trustees considered the fees paid to PIM for the provision of such services.

Based on these considerations, the Trustees concluded that the nature, extent and quality of services that PIM would continue to provide to the Fund under the amended and restated investment advisory agreement, were satisfactory and consistent with the terms of the amended and restated investment advisory agreement.

Performance of the Fund
The Trustees considered the performance results of the Fund over various time periods. They reviewed information comparing the Fund's performance with the average performance of its peer group of funds as classified by Morningstar, Inc. (Morningstar), an independent provider of investment company data, and with the performance of the Fund's benchmark index. The Trustees considered that the Fund's annualized total return was in the second quintile of its Morningstar category for the one and three year periods ended June 30, 2007. (In all quintile rankings referred to throughout this disclosure, first quintile is most favorable to the Fund's shareowners. Thus, highest relative performance would be first quintile and lowest relative expenses would also be first quintile.) The Trustees concluded that the investment performance of the Fund was satisfactory.

Management Fee and Expenses
The Trustees considered that the management fee to be paid by the Fund to PIM under the amended and restated investment advisory agreement would be the same as the management fee to be paid by the Fund under the previously approved investment advisory agreement. The Trustees considered information on the fees and expenses of the Fund in comparison to the management fees of its peer group of funds as classified by Morningstar and the expense ratios of a peer group of funds selected on the basis of criteria determined by the independent Trustees for this purpose using data provided by Strategic


             Pioneer Fundamental Growth Fund | Semiannual Report | 9/30/08    35

Insight Mutual Fund Research and Consulting, LLC (Strategic Insight), an independent third party.

The Trustees considered that the Fund's management fee for the twelve months ended June 30, 2007 was in the third quintile relative to the management fees paid by other funds in its peer group Morningstar category for the comparable period. The Trustees also considered that the Fund's expense ratio for the twelve months ended June 30, 2007 was in the second quintile relative to its Strategic Insight peer group. It was noted that PIM did not currently manage any accounts with an investment objective and strategies that were similar to the Fund.

The Trustees concluded that the management fee payable by the Fund to PIM was reasonable in relation to the nature and quality of services provided, taking into account the fees charged by other advisers for managing comparable mutual funds with similar strategies. The Trustees also concluded that the Fund's expense ratio was reasonable, taking into account the size of the Fund, the quality of services provided by PIM, the investment performance of the Fund and the contractual expense limitation agreed to by PIM with respect to the Fund.

Profitability
The Trustees considered information provided by PIM regarding the profitability of PIM with respect to the advisory services provided by PIM to the Fund, including the methodology used by PIM in allocating certain of its costs to the management of the Fund. The Trustees also considered PIM's profit margin in connection with the overall operation of the Fund. They further reviewed the financial results realized by PIM and its affiliates from non-fund businesses. The Trustees considered PIM's profit margins with respect to the Fund in comparison to the limited industry data available and noted that the profitability of any adviser was affected by numerous factors, including its organizational structure and method for allocating expenses. The Trustees recognized that PIM should be entitled to earn a reasonable level of profit for the services provided to the Fund. The Trustees concluded that PIM's profitability with respect to the management of the Fund was not unreasonable.

Economies of Scale
The Trustees considered the economies of scale with respect to the management of the Fund, whether the Fund had appropriately benefited from any economies of scale, and whether there was potential for realization of any further economies of scale.

The Trustees considered that, although the Fund pays a management fee at a fixed rate as a percentage of the Fund's net assets, without any breakpoints, the management fee rate paid by the Fund for the twelve months ended June 30, 2007 was in the third quintile relative to the management fees paid by other funds in its peer group Morningstar category for the comparable period and


36    Pioneer Fundamental Growth Fund | Semiannual Report | 9/30/08
that PIM is subsidizing the Fund because it has not reached adequate scale. The Trustees also considered the relatively small size of the Fund compared to its peer group Morningstar category. The Trustees concluded that, at current and reasonably foreseeable asset levels, breakpoints in the management fee were not currently necessary.

Other Benefits
The Trustees considered the other benefits to PIM from its relationship with the Fund. The Trustees considered that affiliates of PIM serve as the Fund's transfer agent and distributor. The Trustees considered the receipt by PIM and its affiliates of sales loads and payments under Rule 12b-1 plans in respect of the Fund and the other Pioneer funds and the benefits to PIM and its affiliates from the use of "soft" commission dollars generated by the Fund to pay for research and brokerage services. The Trustees further considered the intangible benefits to PIM by virtue of its relationship with the Fund and the other Pioneer funds. The Trustees concluded that the receipt of these benefits was reasonable in the context of the overall relationship between PIM and the Fund.

Conclusion
After consideration of the factors described above as well as other factors, the Trustees, including all of the independent Trustees, concluded that the terms of the amended and restated investment advisory agreement between PIM and the Fund, including the fees payable thereunder, were fair and reasonable and voted to approve the amended and restated investment advisory agreement for the Fund.


             Pioneer Fundamental Growth Fund | Semiannual Report | 9/30/08    37

Trustees, Officers and Service Providers

Trustees                                Officers
John F. Cogan, Jr., Chairman            John F. Cogan, Jr., President
David R. Bock                           Daniel K. Kingsbury, Executive
Mary K. Bush                                Vice President
Benjamin M. Friedman                    Mark E. Bradley, Treasurer
Margaret B.W. Graham                    Dorothy E. Bourassa, Secretary
Daniel K. Kingsbury
Thomas J. Perna
Marguerite A. Piret
Stephen K. West


Investment Adviser and Administrator
Pioneer Investment Management, Inc.


Custodian
Brown Brothers Harriman & Co.


Principal Underwriter
Pioneer Funds Distributor, Inc.


Legal Counsel
Bingham McCutchen LLP


Shareowner Services and Transfer Agent
Pioneer Investment Management Shareholder Services, Inc.


Proxy Voting Policies and Procedures of the Fund are available without charge, upon request, by calling our toll free number (1-800-225-6292). Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is publicly available to shareowners at pioneerinvestments.com. This information is also available on the Securities and Exchange Commission's web site at http://www.sec.gov.


38    Pioneer Fundamental Growth Fund | Semiannual Report | 9/30/08

                            This page for your notes.

             Pioneer Fundamental Growth Fund | Semiannual Report | 9/30/08    39

                            This page for your notes.

40    Pioneer Fundamental Growth Fund | Semiannual Report | 9/30/08

                            This page for your notes.

             Pioneer Fundamental Growth Fund | Semiannual Report | 9/30/08    41

                            This page for your notes.

42    Pioneer Fundamental Growth Fund | Semiannual Report | 9/30/08

                            This page for your notes.

             Pioneer Fundamental Growth Fund | Semiannual Report | 9/30/08    43

                            This page for your notes.

44    Pioneer Fundamental Growth Fund | Semiannual Report | 9/30/08

How to Contact Pioneer

We are pleased to offer a variety of convenient ways for you to contact us for assistance or information.


Call us for:
--------------------------------------------------------------------------------
Account Information, including existing accounts,
new accounts, prospectuses, applications
and service forms                                               1-800-225-6292

FactFone(SM) for automated fund yields, prices,
account information and transactions                            1-800-225-4321

Retirement plans information                                    1-800-622-0176

Telecommunications Device for the Deaf (TDD)                    1-800-225-1997


Write to us:
--------------------------------------------------------------------------------
PIMSS, Inc.
P.O. Box 55014
Boston, Massachusetts 02205-5014

Our toll-free fax                                               1-800-225-4240

Our internet e-mail address                 ask.pioneer@pioneerinvestments.com
(for general questions about Pioneer only)


Visit our web site: www.pioneerinvestments.com




This report must be preceded or accompanied by a prospectus.

The Fund files a complete schedule of investments with the Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's web site at http://www.sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

[Logo]PIONEER
      Investments(R)

Pioneer Investment Management, Inc.
60 State Street
Boston, MA 02109
pioneerinvestments.com


Securities offered through Pioneer Funds Distributor, Inc.
60 State Street, Boston, MA 02109
Underwriter of Pioneer Mutual Funds, Member SIPC
(C) 2008 Pioneer Investments 19434-02-1108


ITEM 2. CODE OF ETHICS.

(a) Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant has adopted, as of the end of the period covered by this report, a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer and controller.

(b) For purposes of this Item, the term "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:

        (1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

        (2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

        (3) Compliance with applicable governmental laws, rules, and regulations;

        (4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

        (5) Accountability for adherence to the code.

(c) The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 10(a), unless the registrant has elected to satisfy paragraph (f) of this Item by posting its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

The registrant has made no amendments to the code of ethics during the period covered by this report.

(d) If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

Not applicable.

(e) If the registrant intends to satisfy the disclosure requirement under paragraph (c) or (d) of this Item regarding an amendment to, or a waiver from, a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item by posting such information on its Internet website, disclose the registrant's Internet address and such intention.

Not applicable.

(f) The registrant must:

        (1) File with the Commission, pursuant to Item 10(a), a copy of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, as an exhibit to its annual report on this Form N-CSR;

        (2) Post the text of such code of ethics on its Internet website and disclose, in its most recent report on this Form N-CSR, its Internet address and the fact that it has posted such code of ethics on its Internet website; or

        (3) Undertake in its most recent report on this Form N-CSR to provide to any person without charge, upon request, a copy of such code of ethics and explain the manner in which such request may be made.
	See Item 10(2)

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant's board of trustees has determined that the registrant either:

    (i) Has at least one audit committee financial expert serving on its audit committee; or

    (ii) Does not have an audit committee financial expert serving on its audit committee.

The registrant's Board of Trustees has determined that the registrant has at least one audit committee financial expert.

    (2) If the registrant provides the disclosure required by paragraph
(a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of trustees, or any other board committee:

    (i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

    (ii) Be an "interested person" of the investment company as defined in
         Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

Ms. Marguerite A. Piret, an independent trustee, is such an audit committee financial expert.

    (3) If the registrant provides the disclosure required by paragraph (a)(1)
(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption AUDIT FEES, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

N/A

(b) Disclose, under the caption AUDIT-RELATED FEES, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A


(c) Disclose, under the caption TAX FEES, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A


(d) Disclose, under the caption ALL OTHER FEES, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through
(c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A

(e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

 PIONEER FUNDS
            APPROVAL OF AUDIT, AUDIT-RELATED, TAX AND OTHER SERVICES
                       PROVIDED BY THE INDEPENDENT AUDITOR

                  SECTION I - POLICY PURPOSE AND APPLICABILITY

The Pioneer Funds recognize the importance of maintaining the independence of their outside auditors. Maintaining independence is a shared responsibility involving Pioneer Investment Management, Inc ("PIM"), the audit committee and the independent auditors.

The Funds recognize that a Fund's independent auditors: 1) possess knowledge of the Funds, 2) are able to incorporate certain services into the scope of the audit, thereby avoiding redundant work, cost and disruption of Fund personnel and processes, and 3) have expertise that has value to the Funds. As a result, there are situations where it is desirable to use the Fund's independent auditors for services in addition to the annual audit and where the potential for conflicts of interests are minimal. Consequently, this policy, which is intended to comply with Rule 210.2-01(C)(7), sets forth guidelines and procedures to be followed by the Funds when retaining the independent audit firm to perform audit, audit-related tax and other services under those circumstances, while also maintaining independence.

Approval of a service in accordance with this policy for a Fund shall also constitute approval for any other Fund whose pre-approval is required pursuant to Rule 210.2-01(c)(7)(ii).

In addition to the procedures set forth in this policy, any non-audit services that may be provided consistently with Rule 210.2-01 may be approved by the Audit Committee itself and any pre-approval that may be waived in accordance with Rule 210.2-01(c)(7)(i)(C) is hereby waived.

Selection of a Fund's independent auditors and their compensation shall be determined by the Audit Committee and shall not be subject to this policy.

                               SECTION II - POLICY

---------------- -------------------------------- -------------------------------------------------
SERVICE           SERVICE CATEGORY DESCRIPTION      SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
CATEGORY
---------------- -------------------------------- -------------------------------------------------
I.  AUDIT        Services that are directly       o Accounting research assistance
SERVICES         related to performing the        o SEC consultation, registration
                 independent audit of the Funds     statements, and reporting
                                                  o Tax accrual related matters
                                                  o Implementation of new accounting
                                                    standards
                                                  o Compliance letters (e.g. rating agency
                                                    letters)
                                                  o Regulatory reviews and assistance
                                                    regarding financial matters
                                                  o Semi-annual reviews (if requested)
                                                  o Comfort letters for closed end
                                                    offerings
---------------- -------------------------------- -------------------------------------------------
II.              Services which are not           o AICPA attest and agreed-upon procedures
AUDIT-RELATED    prohibited under Rule            o Technology control assessments
SERVICES         210.2-01(C)(4) (the "Rule")      o Financial reporting control assessments
                 and are related extensions of    o Enterprise security architecture
                 the audit services support the     assessment
                 audit, or use the
                 knowledge/expertise gained
                 from the audit procedures as a
                 foundation to complete the
                 project.  In most cases, if
                 the Audit-Related Services are
                 not performed by the Audit
                 firm, the scope of the Audit
                 Services would likely
                 increase.  The Services are
                 typically well-defined and
                 governed by accounting
                 professional standards (AICPA,
                 SEC, etc.)
---------------- -------------------------------- -------------------------------------------------
 ------------------------------------- ------------------------------------
   AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                REPORTING POLICY
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the audit period for all          services and related fees
   pre-approved specific service         reported at each regularly
   subcategories.  Approval of the       scheduled Audit Committee
   independent auditors as               meeting.
   auditors for a Fund shall
   constitute pre approval for
   these services.
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the fund fiscal year within       services and related fees
   a specified dollar limit              (including comparison to
   for all pre-approved                  specified dollar limits)
   specific service subcategories        reported quarterly.

 o Specific approval is
   needed to exceed the
   pre-approved dollar limit for
   these services (see general
   Audit Committee approval policy
   below for details on obtaining
   specific approvals)

 o Specific approval is
   needed to use the Fund's
   auditors for Audit-Related
   Services not denoted as
   "pre-approved", or
   to add a specific service
   subcategory as "pre-approved"
 ------------------------------------- ------------------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
III. TAX SERVICES       Services which are not      o Tax planning and support
                        prohibited by the Rule,     o Tax controversy assistance
                        if an officer of the Fund   o Tax compliance, tax returns, excise
                        determines that using the     tax returns and support
                        Fund's auditor to provide   o Tax opinions
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption, or
                        the ability to maintain a
                        desired level of
                        confidentiality.
----------------------- --------------------------- -----------------------------------------------

------------------------------------- -------------------------
  AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                          REPORTING POLICY
------------------------------------- -------------------------
------------------------------------- -------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal  year             all such services and
  within a specified dollar limit       related fees
  				        (including comparison
  			                to specified dollar
  			                limits) reported
  			                quarterly.

o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for tax services not
  denoted as pre-approved, or to add a specific
  service subcategory as
  "pre-approved"
------------------------------------- -------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
IV.  OTHER SERVICES     Services which are not      o Business Risk Management support
                        prohibited by the Rule,     o Other control and regulatory
A. SYNERGISTIC,         if an officer of the Fund     compliance projects
UNIQUE QUALIFICATIONS   determines that using the
                        Fund's auditor to provide
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption,
                        the ability to maintain a
                        desired level of
                        confidentiality, or where
                        the Fund's auditors
                        posses unique or superior
                        qualifications to provide
                        these services, resulting
                        in superior value and
                        results for the Fund.
----------------------- --------------------------- -----------------------------------------------
--------------------------------------- ------------------------
    AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                            REPORTING POLICY
------------------------------------- --------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal year within       all such services and
  a specified dollar limit              related fees
  			               (including comparison
  			                to specified dollar
  				        limits) reported
                                        quarterly.
o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for "Synergistic" or
  "Unique Qualifications" Other
  Services not denoted as
  pre-approved to the left, or to
  add a specific service
  subcategory as "pre-approved"
------------------------------------- --------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- ------------------------- -----------------------------------------------
   SERVICE CATEGORY         SERVICE CATEGORY        SPECIFIC PROHIBITED SERVICE SUBCATEGORIES
                              DESCRIPTION
----------------------- ------------------------- -----------------------------------------------
PROHIBITED  SERVICES    Services which result     1. Bookkeeping or other services
                        in the auditors losing       related to the accounting records or
                        independence status          financial statements of the audit
                        under the Rule.              client*
                                                  2. Financial information systems design
                                                     and implementation*
                                                  3. Appraisal or valuation services,
                                                     fairness* opinions, or
                                                     contribution-in-kind reports
                                                  4. Actuarial services (i.e., setting
                                                     actuarial reserves versus actuarial
                                                     audit work)*
                                                  5. Internal audit outsourcing services*
                                                  6. Management functions or human
                                                     resources
                                                  7. Broker or dealer, investment
                                                     advisor, or investment banking services
                                                  8. Legal services and expert services
                                                     unrelated to the audit
                                                  9. Any other service that the Public
                                                     Company Accounting Oversight Board
                                                     determines, by regulation, is
                                                     impermissible
----------------------- ------------------------- -----------------------------------------------
------------------------------------------- ------------------------------
     AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                  REPORTING POLICY
------------------------------------------- ------------------------------
o These services are not to be              o A summary of all
  performed with the exception of the(*)      services and related
  services that may be permitted              fees reported at each
  if they would not be subject to audit       regularly scheduled
  procedures at the audit client (as          Audit Committee meeting
  defined in rule 2-01(f)(4)) level           will serve as continual
  the firm providing the service.             confirmation that has
  				              not provided any
                                              restricted services.
------------------------------------------- ------------------------------

--------------------------------------------------------------------------------
GENERAL AUDIT COMMITTEE APPROVAL POLICY:
o For all projects, the officers of the Funds and the Fund's auditors will each make an assessment to determine that any proposed projects will not impair independence.

o Potential services will be classified into the four non-restricted service categories and the "Approval of Audit, Audit-Related, Tax and Other Services" Policy above will be applied. Any services outside the specific pre-approved service subcategories set forth above must be specifically approved by the Audit Committee.

o At least quarterly, the Audit Committee shall review a report summarizing the services by service category, including fees, provided by the Audit firm as set forth in the above policy.

--------------------------------------------------------------------------------


    (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

N/A

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

N/A

(g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

N/A


(h) Disclose whether the registrant's audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

The Fund's audit committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the Affiliates (as defined) that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Registrants

(a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17 CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)).
If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrants audit committee as specified in
Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

N/A

(b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17 CFR 240.10A-3(d)) regarding an exemption from the listing standards for audit committees.

N/A

Item 6. Schedule of Investments.

File Schedule I Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in 210.12-12 of Regulation S-X [17 CFR 210.12-12], unless the schedule is included as part of the report to shareholders filed under Item
1 of this Form.

Included in Item 1


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities.

Not applicable to open-end management investment companies.



Item 8. Portfolio Managers of Closed-End Management Investment
        Companies.

(a) If the registrant is a closed-end management investment company that is filing an annual report on this Form N-CSR,provide the following information:
(1) State the name, title, and length of service of the person or persons employed by or associated with the registrant or an investment adviser of the registrant who are primarily responsible for the day-to-day management of the registrants portfolio (Portfolio Manager). Also state each Portfolio Managers business experience during the past 5 years.


Not applicable to open-end management investment companies.


Item 9. Purchases of Equity Securities by Closed-End Management
Investment Company and Affiliated Purchasers.

(a) If the registrant is a closed-end management investment company, in the following tabular format, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any affiliated purchaser, as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrants equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781). Instruction to paragraph (a). Disclose all purchases covered by this Item, including purchases that do not satisfy the conditions of the safe harbor of Rule 10b-18 under the Exchange Act (17 CFR 240.10b-18), made in the period covered by the report. Provide disclosures covering repurchases made on a monthly basis. For example, if the reporting period began on January 16 and ended on July 15, the chart would show repurchases for the months from January 16 through February 15, February 16 through March 15, March 16 through
April 15, April 16 through May 15, May 16 through June 15, and June 16 through July 15.

Not applicable to open-end management investment companies.


Item 10. Submission of Matters to a Vote of Security Holders.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrants board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.


There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrants board of directors since the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14(A) in its definitive proxy statement, or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Act (17 CFR 270.30a-2(c))) based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph.

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.


(b) Disclose whether or not there were significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

The registrant's principal executive officer and principal financial officer, however, voluntarily are reporting the following information:

In August of 2006 the registrant's investment adviser enhanced its internal procedures for reporting performance information required to be included in prospectuses.
Those enhancements involved additional internal controls over the appropriateness of performance data generated for this purpose. Such enhancements were made following an internal review which identified prospectuses relating to certain classes of shares of a limited number of registrants where, inadvertently, performance information not reflecting the deduction of applicable sales charges was included. Those prospectuses were revised, and the revised prospectuses were distributed to shareholders.


ITEM 12. EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.



(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Fundamental Growth Fund


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date November 28, 2008


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date November 28, 2008


By (Signature and Title)* /s/ Mark Bradley
Mark Bradley, Treasurer

Date November 28, 2008

* Print the name and title of each signing officer under his or her signature.